Business Combinations - Additional Information (Detail) ¥ in Millions		12 Months Ended
	Jul. 24, 2017 JPY (¥)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 JPY (¥)	Dec. 15, 2017 JPY (¥)
Disclosure of detailed information about business combination [line items]
Goodwill		¥ 17,651	¥ 17,095	¥ 16,767
Number of additional significant business combinations completed		0	0	0
Next floor group [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting shares acquired	51.00%
Goodwill	¥ 3,154
Goodwill expected to be deductible for income tax purposes	0
Revenues				¥ 1,058
(Loss)/profit for the year from continuing operations				(947)
Acquisition related transaction costs	18
Loan receivables	1,976
Next floor group [member] | Fair value [Member]
Disclosure of detailed information about business combination [line items]
Fair value of trade receivables	335
Goodwill	¥ 3,154
Five Inc [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting shares acquired					100.00%
Goodwill					¥ 4,996
Goodwill expected to be deductible for income tax purposes					0
Revenues				68
(Loss)/profit for the year from continuing operations				(4)
Acquisition related transaction costs				11
Five Inc [member] | Fair value [Member]
Disclosure of detailed information about business combination [line items]
Fair value of trade receivables					306
Goodwill					¥ 4,996
Next Floor Group And Five [member]
Disclosure of detailed information about business combination [line items]
Revenue as if acquisitions occurred at beginning of period				168,915
Profit (loss) as if acquisitions occurred at beginning of period				¥ 6,701